Equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Schedule of Share Capital	The Company’s share capital
	As of December 31, 2023		As of December 31, 2022
	Number of shares in thousands
	Authorized	Issued and paid-in	Authorized	Issued and paid-in
Shares, no par value	1,000,000	252,379	1,000,000	184,815
Class A preferred shares, no par value	10,000	-	10,000	-
Class B preferred shares, no par value	10,000	-	10,000	-
Class C preferred shares, no par value	10,000	-	10,000	-
Class D preferred shares, no par value	10,000	-	10,000	-
Class E preferred shares, no par value	10,000	-	10,000	-

Schedule of Changes in Share Capital	Changes in share capital during the year
	For the year ended December 31
	2023	2022	2021
	Number of ADSs in thousands
Issued as at January 1	18,482	17,800	17,211
Issuance of ADSs (See D below and 5C)	6,388	544	126
Vesting of RSUs	368	138	163
Exercise of warrants	-	-	300

Issued as at December 31	25,238	18,482	17,800

Schedule of the Information Relating to Non-Controlling Interests	The following table summarizes the information relating to Tyrnovo that has non-controlling interests of 1.53%, before any intra-group eliminations:
	December 31, 2023	December 31, 2022
TyrNovo Ltd.	in USD thousands

Non-current assets	6	10
Current assets	247	428
Current liabilities	(23,419)	(17,240)
Net assets	(23,166)	(16,802)
Net assets attributable to non-controlling interests	(355)	(258)
Loss for the year	6,365	5,983
Loss allocated to non-controlling interests	97	92